Earnings Per Share:	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 31, 2020	Dec. 26, 2020
Earnings Per Share:

10.    Loss Per Common Share

A reconciliation of the numerators and denominators for the basic and diluted per common share amounts is as follows:

			For the period from
			March 13, 2018
	Twelve months ended December 31,		(inception) through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—
Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500
Basic and diluted loss available to common shares	$(2.99)	$—	$—

All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis.

Hman Group holdings Inc and subsidiaries
Earnings Per Share:

14.   Earnings per share

Basic earnings per share is computed based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share include the dilutive effect of stock options and restricted stock awards. The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Thirteen weeks ended June 26, 2021			Twenty-six weeks ended June 26, 2021
	Earnings	Shares	Per Share	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,385)	553	$(6)	$(12,355)	553	$(22)
Dilutive effect of stock options	$—	—	$—	$—	—	$—
Net loss per diluted common share	$(3,385)	$553	$(6)	$(12,355)	$553	$(22)

	Thirteen weeks ended June 27, 2020			Twenty-six weeks ended June 27, 2020
	Earnings	Shares	Per Share	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(5,037)	544	$(9)	$(19,841)	544	$(36)
Dilutive effect of stock options	$—	—	$—	$—	—	$—
Net loss per diluted common share	$(5,037)	$544	$(9)	$(19,841)	$544	$(36)

Stock options outstanding totaling 83 thousand and 82 thousand were excluded from the computation as of June 26, 2021 and June 27, 2020, respectively, as they would have had an antidilutive effect under the treasury stock method.

12. Earnings Per Share:

Basic earnings per share is computed based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share include the dilutive effect of stock options and restricted stock awards. The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Year Ended December 26, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(24,499)	545	$(45)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(24,499)	545	$(45)

	Year Ended December 28, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(85,479)	543	$(158)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(85,479)	543	$(158)

	Year Ended December 29, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(58,681)	545	$(108)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(58,681)	545	$(108)

Stock options outstanding totaling 77,392, 81,700, and 47,542 were excluded from the computation as of December 26, 2020, December 28, 2019, December 29, 2018, respectively, as they would have had an antidilutive effect under the treasury stock method.